PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Property and equipment, gross		$ 1,287,453	$ 1,081,623
Accumulated depreciation and amortization		(426,089)	(445,847)
Property and equipment, net	1,184,764	861,364	635,776
Computer equipment
Property and equipment
Property and equipment, gross		520,647	417,840
Office equipment
Property and equipment
Property and equipment, gross		388,659	163,653
Equipment
Property and equipment
Property and equipment, gross		$ 378,147	$ 500,130